Schedule of secured promissory notes (Details)	12 Months Ended
Jun. 30, 2026 USD ($)
Note 1 [member]
IfrsStatementLineItems [Line Items]
Date of issue	12 February 2026
Maturity date	12 February 2027
Original principal	$ 7,115,000
Original issue discount	(585,000)
Transaction expense amount	(30,000)
Purchase price received in cash	$ 6,500,000
Note 2 [member]
IfrsStatementLineItems [Line Items]
Date of issue	10 March 2026
Maturity date	10 March 2027
Original principal	$ 2,190,000
Original issue discount	(180,000)
Transaction expense amount	(10,000)
Purchase price received in cash	$ 2,000,000